BUILD BOND INNOVATION ETF

SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 1.7%
Call Options - 1.7%
SPDR S&P 500 ETF Trust, Expires 09/15/2023, Strike Price $423.00 (a)	33	1,462,824	$93,951
SPDR S&P 500 ETF Trust, Expires 12/15/2023, Strike Price $437.00 (a)	35	1,551,480	93,310
SPDR Gold Shares, Expires 03/15/2024, Strike Price $190.00 (a)	66	1,176,582	39,930
iShares Silver Trust, Expires 03/28/2024, Strike Price $24.00 (a)	80	167,120	9,120
SPDR S&P 500 ETF Trust, Expires 06/21/2024, Strike Price $475.00 (a)	31	1,374,168	57,009
TOTAL PURCHASED OPTIONS (Cost $321,655)			293,320

		PRINCIPAL AMOUNT
CORPORATE BONDS - 11.6%
Aerospace Product and Parts Manufacturing - 0.4%
General Dynamics Corp., 1.88%, 08/15/2023		$34,000	33,879
Raytheon Technologies Corp., 3.65%, 08/16/2023		29,000	28,929
			62,808
Agriculture, Construction, and Mining Machinery Manufacturing - 0.0% (b)
Baker Hughes Holdings LLC, 1.23%, 12/15/2023		6,000	5,883

Automotive Parts, Accessories, and Tire Stores - 0.4%
Autozone, Inc., 3.13%, 07/15/2023		68,000	67,933

Beverage Manufacturing - 1.0%
PepsiCo, Inc., 3.60%, 03/01/2024		175,000	172,813

Computer Programming, Data Processing, and Other Computer Related Services - 0.3%
Intuit, Inc. 0.65%, 07/15/2023		56,000	55,954

Computer Systems Design and Related Services - 1.0%
Oracle Corp., 2.40%, 09/15/2023		21,000	20,856
VMware, Inc., 0.60%, 08/15/2023		162,000	161,033
			181,889
Data Processing, Hosting, and Related Services - 0.3%
Hewlett Packard Enterprise Co., 4.45%, 10/02/2023		55,000	54,845

Depository Credit Intermediation - 1.0%
Fifth Third Bancorp, 4.30%, 01/16/2024		4,000	3,947
Fifth Third Bancorp, 3.65%, 01/25/2024		4,000	3,944
PNC Bank National Association, 3.80%, 07/25/2023		150,000	149,808
U.S. Bank NA, 3.40%, 07/24/2023		18,000	17,976
			175,675
Electric Power Generation, Transmission and Distribution - 0.9%
American Electric Power Co, Inc., 0.75%, 11/01/2023		3,000	2,950
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023		65,000	64,496
Entergy Louisiana LLC, 0.62%, 11/17/2023		22,000	21,582
MidAmerican Energy Co., 3.70%, 09/15/2023		19,000	18,923
Sierra Pacific Power Co., 3.38%, 08/15/2023		20,000	19,943
WEC Energy Group, Inc., 0.80%, 03/15/2024		29,000	27,990
			155,884
Grocery Stores - 1.0%
The Kroger Co., 3.85%, 08/01/2023		40,000	39,980
The Kroger Co., 4.00%, 02/01/2024		60,000	59,457
Walmart, Inc., 6.75%, 10/15/2023		75,000	75,242
			174,679
Health and Personal Care Stores - 0.7%
Evernorth Health, Inc., 3.00%, 07/15/2023		55,000	54,926
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023		68,000	66,979
			121,905
Lessors of Real Estate - 0.4%
American Tower Corp., 5.00%, 02/15/2024		65,000	64,636
AvalonBay Communities, Inc., 4.20%, 12/15/2023		8,000	7,935
			72,571
Management of Companies and Enterprises - 0.0% (b)
Schlumberger Investment SA, 3.65%, 12/01/2023 (c)		5,000	4,960

Medical Equipment and Supplies Manufacturing - 0.0% (b)
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023 (c)		4,000	3,974

Natural Gas Distribution - 0.1%
Kinder Morgan Energy Partners LP, 3.50%, 09/01/2023		12,000	11,955
Kinder Morgan Energy Partners LP, 4.15%, 02/01/2024		2,000	1,981
Puget Energy, Inc., 3.65%, 05/15/2025		5,000	4,783
			18,719
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.3%
Northrop Grumman Corp., 3.25%, 08/01/2023		52,000	51,883

Nondepository Credit Intermediation - 1.1%
American Express Co., 3.70%, 08/03/2023		5,000	5,000
John Deere Capital Corp., 0.70%, 07/05/2023		181,000	181,000
John Deere Capital Corp., 0.40%, 10/10/2023		5,000	4,931
PACCAR Financial Corp., 0.35%, 02/02/2024		3,000	2,911
			193,842
Oil and Gas Extraction - 0.2%
Phillips 66, 3.85%, 04/09/2025		6,000	5,836
Regency Energy Finance Corp., 4.50%, 11/01/2023		20,000	19,920
			25,756
Petroleum and Coal Products Manufacturing - 0.1%
Valero Energy Corp., 1.20%, 03/15/2024		26,000	25,097

Pharmaceutical and Medicine Manufacturing - 0.1%
Gilead Sciences, Inc., 0.75%, 09/29/2023		22,000	21,752

Pipeline Transportation of Crude Oil - 1.5%
Enbridge, Inc., 0.55%, 10/04/2023 (c)		161,000	158,952
Energy Transfer LP, 4.25%, 04/01/2024		101,000	99,470
			258,422
Pipeline Transportation of Natural Gas - 0.6%
Energy Transfer LP, 4.20%, 09/15/2023		54,000	53,803
TransCanada PipeLines Ltd., 3.75%, 10/16/2023 (c)		50,000	49,764
			103,567
Semiconductor and Other Electronic Component Manufacturing - 0.1%
Amphenol Corp., 3.20%, 04/01/2024		20,000	19,617

Ship and Boat Building - 0.1%
Huntington Ingalls Industries, Inc., 0.67%, 08/16/2023		21,000	20,873

Tobacco Manufacturing - 0.0% (b)
Reynolds American, Inc., 4.85%, 09/15/2023		7,000	6,982

TOTAL CORPORATE BONDS (Cost $2,059,072)			2,058,283

U.S. TREASURY OBLIGATIONS - 86.2%
U.S. Treasury Bonds - 86.2%
0.125%, due 09/15/2023		570,000	564,185
0.125%, due 01/15/2024		500,000	486,321
0.875%, due 01/31/2024		1,000,000	974,246
1.500%, due 02/29/2024		515,000	501,839
0.250%, due 03/15/2024		1,050,000	1,012,916
2.125%, due 03/31/2024		750,000	732,009
0.375%, due 04/15/2024		1,000,000	961,209
0.250%, due 05/15/2024 (d)		1,500,000	1,434,553
0.250%, due 06/15/2024		950,000	904,620
1.750%, due 07/31/2024		950,000	913,856
0.375%, due 08/15/2024		1,400,000	1,324,477
1.250%, due 08/31/2024		650,000	619,963
1.500%, due 10/31/2024		800,000	761,203
0.750%, due 11/15/2024		500,000	470,293
3.875%, due 03/31/2025		650,000	637,152
0.250%, due 05/31/2025		1,225,000	1,121,090
3.625%, due 05/31/2028		100,000	97,789
1.375%, due 11/15/2031		1,475,000	1,216,097
1.250%, due 05/15/2050		940,000	527,740
TOTAL U.S. TREASURY OBLIGATIONS - (Cost $15,376,457)			15,261,558
		SHARES
SHORT TERM INVESTMENT - 0.2%
First American Government Obligations Fund, 5.00% (e)		39,733	39,733
TOTAL SHORT TERM INVESTMENT (Cost $39,733)

TOTAL INVESTMENTS - 99.7% (Cost $17,796,917)			17,652,894
Other Assets in Excess of Liabilities - 0.3%			49,628
TOTAL NET ASSETS - 100.0%			$17,702,522

(a)	Non-Income procuding security.
(b)	Less than 0.05%.
(c)	Foregin issued security. Foreign concentration is as follows: Canada: 1.18%, Luxembourg: 0.03%, Ireland: 0.02%
(d)	A portion of this security is held for collateral on purchased options
(e)	The rate quoted is the annualized seven-day yield as of June 30, 2023.

The accompanying notes are an integral part of these schedules of investments.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

a)
Security Valuation: The Fund values its investments at fair value. The net asset value (NAV) of the Funds shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Funds investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trusts Board of Trustees (Board) designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (Valuation Committee) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board in formation regarding the fair valuation process and related matters.

Equity securities, exchange-traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.

Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.

 The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including assumptions in determining the fair value of investments).

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Funds assets and liabilities measured at fair value as of June 30, 2023.

Description	Level 1	Level 2	Level 3	Total

Build Bond Innovation ETF
Assets
Purchased Options	$199,369	$93,951	$-	$293,320
Corporate Bonds	-	2,058,283	-	2,058,283
U.S. Treasury Obligations	-	15,261,558	-	15,261,558
Short Term Investment	39,733	-	-	39,733
Total Assets	$239,102	$17,413,792	$-	$17,652,894

Please refer to the Schedule of Investments to view securities segregated by industry type.

The Fund did not hold any investments during the period ended June 30, 2023, with significant unobservable inputs categorized as Level 3.